UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts    02116

(Address of principal executive offices)            (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2008

Natixis Cash Management Trust – Money Market Series

Reich & Tang Asset Management

Management Discussion and Performance page  1

Portfolio of Investments page  5

Financial Statements page  6

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

PORTFOLIO PROFILE

Objective:

Seeks maximum current income consistent with preservation of capital and liquidity

Strategy:

Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

Inception Date:

July 10, 1978

Symbols:

Class A	NEMXX
Class B	NMBXX
Class C	NVCXX

Manager:

Robert Rickard,

Reich & Tang Asset Management

What You Should Know:

The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion

An unprecedented flight to safety gathered momentum during the past six months, as the full impact of the subprime mortgage crisis came to a head following years of questionable mortgage lending practices.

In an effort to stabilize the financial markets, the U.S. government and the Federal Reserve Board took aggressive action. The government injected billions of dollars into the banking industry, while the Fed made major cuts in the federal funds rate, bringing the key interest rate to a historical low near the end of the period. (The Fed’s current target interest rate is between 0% and 0.25%, down from their 1.0% target in October 2008.) Yields on money market mutual funds plummeted.

Against this backdrop, for the six months ended December 31, 2008, Natixis Cash Management Trust – Money Market Series maintained a constant value of $1.00 per share and provided a total return of 1.13% based on the net asset value of Class A shares and $0.0113 per share in reinvested dividends. The fund’s seven-day SEC yield at the end of the period was 1.60%.

TREASURY AND U.S. GOVERNMENT STEP IN TO HELP FUND INDUSTRY

Reflecting investors’ pursuit of safety, money market mutual funds experienced major cash inflows as investors grappled with frozen credit markets and subprime exposure. However, the industry also faced a crisis of confidence caused when one money market fund “broke the buck,” returning less than investors paid for their shares.

In recognition of the importance to investors of maintaining the standard $1 net asset value for money market funds, in September the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for Money Market Funds. The U.S. Treasury will insure the holdings of any publicly offered eligible money market mutual fund (retail or institutional) that pays a fee to participate in the program. In early October, the fund’s Board of Trustees determined that, considering the cost of the fee and the potential benefits to the fund and its shareholders, the fund would participate in the guarantee program. In December 2008, the Board agreed to extend the fund’s participation in the guarantee program until April 30, 2009. (See Note 8 to the Financial Statements.)

The Fed also instituted two commercial paper programs that allowed money market funds to sell securities back to the government, if needed, to recoup their costs. These initiatives helped restore a degree of normalcy to the market late in the period.

FUND ADOPTED DEFENSIVE STRATEGY

In this environment the fund took defensive measures, focusing primarily on liquidity to help meet shareholder demands. We gradually trimmed average maturity from 44 days at the start of the fund’s fiscal year in July to 32 days at the end of December. In previous periods when interest rates were falling we extended maturity to lock in higher yields – a classic defensive strategy. However, because of the severity of this financial crisis we maintained a relatively short maturity to keep adequate cash on hand to satisfy shareholder needs.

As the market appeared to stabilize somewhat in November and December, we began to cautiously extend average maturity again to lock in higher rates.

SAFETY, LIQUIDITY AND YIELD WERE KEY STRATEGIES

Reflecting our emphasis on safety and liquidity, certificates of deposit from leading institutions accounted for 55.7% of the fund’s assets at December 31, 2008. We also focused on multinational banks and major domestic banks to capture yield, while avoiding smaller, regional banks that were not covered by the Treasury programs.

Commercial paper, which is issued by companies rather than the U.S. government or its agencies, accounted for 24.4% of the fund’s assets at December 31, 2008. Because these securities are not backed or insured by the U.S. government, historically they have offered higher yields with relatively little additional risk, especially on the shorter end of the maturity spectrum.

The fund’s position in variable-rate demand instruments and floating-rate notes increased very slightly during the period, from 11.4% of assets at the start of the fund’s fiscal year to 11.8%

NATIXIS CASH MANAGEMENT TRUST — MONEY MARKET SERIES

as of December 31, 2008. Yields on variable- and floating-rate securities rise and fall with day-to-day fluctuations in interest rates caused by market sentiment. If short-term rates decline, so does the yield on these securities. As these issues matured, we shifted assets to fixed-rate money market securities to lock in yields.

Throughout the six-month period, we maintained a zero percent weighting in U.S. government and agency securities.

GOVERNMENT FISCAL STIMULUS PACKAGE CRITICAL TO ECONOMIC RECOVERY

Looking ahead, all eyes are on the fiscal stimulus package from Washington and the impact it may have on the economy and the financial markets. As the government’s efforts to jump-start the economy and credit markets kick in, we may see some stability return to the markets.

Longer term, the big question is when the abundance of liquidity and low rates will rekindle inflation. The Fed’s challenge will be to manipulate rates to encourage economic growth without igniting inflation.

We will continue to position the fund defensively, focusing on liquidity to meet shareholder needs. In addition, we will try to selectively extend average maturity among larger, well-established issuers to capture additional yield without sacrificing safety.

Annualized Seven-Day Yield — December 31, 2008

Class A, B & C	1.60%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund’s current earnings more closely than total return.

Average Annual Total Returns1 — December 31, 20082

	6 MONTHS	1 YEAR	5 YEAR	10 YEAR
CLASS A (INCEPTION 7/10/78)
Net Asset Value	1.13%	2.58%	2.93%	2.98%

CLASS B (INCEPTION 9/13/93)
Net Asset Value	1.13	2.58	2.93	2.98

CLASS C (INCEPTION 3/1/98)
Net Asset Value	1.15	2.59	2.93	2.98

[1]	These returns include reinvestment of distributions, represent past performance and do not predict future results. Periods of less than one year are not annualized.
[2]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.

Expense Ratios

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio*	Net Expense Ratio**
A	0.68%	0.65%
B	0.68	0.65
C	0.68	0.65

*	Before reductions and reimbursements.
**	After reductions and reimbursements. Expense reductions are contractual and are set to expire 8/31/09.

ADDITIONAL INFORMATION

The portfolio manager’s commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2008 through December 31, 2008. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST – MONEY MARKET SERIES	BEGINNING ACCOUNT VALUE 7/1/2008	ENDING ACCOUNT VALUE 12/31/2008	EXPENSES PAID DURING PERIOD* 7/1/2008 – 12/31/2008
CLASS A
Actual	$1,000.00	$1,011.30	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36
CLASS B
Actual	$1,000.00	$1,011.30	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41
CLASS C
Actual	$1,000.00	$1,011.50	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio: 0.66%, 0.67% and 0.63% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)

Certificates of Deposit — 55.7% of Net Assets
$10,000,000	Standard Chartered PLC, 2.820%, 1/05/2009	$10,000,011
12,100,000	Landesbank Hessen Thueringen Girozentrale, 2.800%, 1/12/2009	12,100,037
5,000,000	CALYON North America, Inc., 4.615%, 1/16/2009(b)	5,002,604
12,000,000	Canadian Imperial Bank of Commerce, 3.670%, 1/20/2009	12,000,000
12,000,000	Bayerische Hypo Vereinsbank, 2.430%, 1/21/2009	12,000,066
8,200,000	Bank of Ireland, CT, 3.110%, 1/22/2009	8,203,978
13,100,000	Westpac Banking Corp., NY, 3.120%, 1/27/2009	13,110,785
12,000,000	Skandinaviska Enskilda Banken NY, 2.430%, 1/28/2009	11,999,363
12,000,000	DNB Nor Bank ASA, 2.050%, 2/09/2009	12,000,000
7,000,000	Nordea Bank Finland, NY, 2.610%, 2/11/2009	7,014,268
13,100,000	LLoyds TSB Bank PLC, 1.900%, 2/17/2009	13,098,299
12,200,000	HSH Nordbank AG, 2.200%, 2/17/2009	12,200,159
10,000,000	Landesbank Baden Wurttemburg NY, 2.170%, 3/12/2009	10,000,193
12,000,000	Kredietbank, 2.110%, 3/16/2009	12,000,245

	Total Certificates of Deposit (Identified Cost $150,730,008)	150,730,008

Commercial Paper — 24.4%
	Banking — 19.6%
7,000,000	Bank of America Corp., 3.910%, 1/09/2009(c)	6,993,918
13,200,000	Bank of Scotland PLC, 2.080%, 1/20/2009(c)	13,185,509
8,000,000	Svenska Handelsbanken, Inc., 1.990%, 2/12/2009(c)	7,981,427
8,000,000	Societe Generale North America, 2.120%, 3/04/2009(c)	7,970,791
5,000,000	Societe Generale North America, 1.900%, 3/05/2009(c)	4,983,375
12,100,000	Royal Bank of Scotland PLC, 1.300%, 3/30/2009(c)	12,061,549

		53,176,569

	Distribution/Wholesale — 4.8%
5,000,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 2.050%, 1/29/2009(c)	4,992,028
8,000,000	Louis Dreyfus Corp., (Credit Support: Calyon), 1.850%, 1/30/2009(c)	7,988,077

		12,980,105

	Total Commercial Paper (Identified Cost $66,156,674)	66,156,674

Time Deposits — 9.6%
13,000,000	National Bank of Canada, 0.030%, 1/02/2009	13,000,000
13,000,000	Royal Bank of Canada, 0.030%, 1/02/2009	13,000,000

	Total Time Deposits (Identified Cost $26,000,000)	26,000,000

Principal Amount	Description	Value (†)

Variable Rate Demand Notes — 5.5%
	Municipal — 3.7%
$10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 3.000%, 1/01/2027(d)	$10,000,000

	Real Estate — 1.6%
540,000	Pine Tree Country Club, (Credit Support: Regions Bank), 2.470%, 8/01/2023(d)	540,000
3,850,000	Storage World LLC, Series 2004, (Credit Support: Regions Bank), 2.350%, 12/01/2024(d)	3,850,000

		4,390,000

	Special Purpose — 0.2%
395,000	Tanner & Guin LLC, (Credit Support: Amsouth Bank), 1.470%, 9/01/2029(d)	395,000

	Total Variable Rate Demand Notes (Identified Cost $14,785,000)	14,785,000

Medium Term Notes — 4.5%
	Banking — 2.2%
6,000,000	Bank of America Corp., 2.181%, 2/27/2009(b)	5,996,949

	Broker/Dealer — 1.9%
5,000,000	Merrill Lynch & Co., Inc., 1.979%, 2/03/2009(b)(e)	5,000,103

	Cosmetics & Personal Care — 0.4%
1,100,000	Procter & Gamble Co., 2.216%, 9/09/2009(b)	1,100,000

	Total Medium Term Notes (Identified Cost $12,097,052)	12,097,052

	Total Investments — 99.7% (Identified Cost $269,768,734)(a)	269,768,734
	Other assets less liabilities — 0.3%	755,591

	Net Assets — 100.0%	$270,524,325

(†)	See Note 2a of Notes to Financial Statements.
(a)	The aggregate cost for federal income tax purposes was $269,768,734.
(b)	Floating rate note. Rate shown is as of December 31, 2008.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
(e)	Illiquid security. At December 31, 2008, the value of this security amounted to $5,000,103 or 1.9% of net assets.

Net Asset Summary at December 31, 2008 (Unaudited)

Certificates of Deposit	55.7%
Banking	21.8
Time Deposits	9.6
Distribution/Wholesale	4.8
Municipal	3.7
Other Investments, less than 2% each	4.1

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008 (Unaudited)

ASSETS
Investments, at amortized cost	$269,768,734
Cash	874,187
Receivable for Fund shares sold	1,437,050
Interest receivable	935,393
Other assets	37,633

TOTAL ASSETS	273,052,997

LIABILITIES
Payable for Fund shares redeemed	1,953,259
Dividends payable	20,289
Management fees payable (Note 5)	109,279
Deferred Trustees’ fees (Note 5)	245,170
Administrative fees payable (Note 5)	13,553
Other accounts payable and accrued expenses	187,122

TOTAL LIABILITIES	2,528,672

NET ASSETS	$270,524,325

NET ASSETS CONSIST OF:
Paid-in capital	$270,484,651
Undistributed net investment income	39,674

NET ASSETS	$270,524,325

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$226,732,517

Shares of beneficial interest	226,692,334

Net asset value and offering price per share	$1.00

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$18,028,396

Shares of beneficial interest	18,029,543

Net asset value and offering price per share	$1.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$25,763,412

Shares of beneficial interest	25,762,989

Net asset value and offering price per share	$1.00

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2008 (Unaudited)

NET INVESTMENT INCOME
Interest	$4,019,744

Expenses
Management fees (Note 5)	480,856
Trustees’ fees and expenses (Note 5)	7,347
Administrative fees (Note 5)	68,749
Custodian fees and expenses	12,789
Transfer agent fees and expenses - Class A (Note 5)	248,191
Transfer agent fees and expenses - Class B (Note 5)	18,045
Transfer agent fees and expenses - Class C (Note 5)	17,941
Audit and tax services fees	14,569
Legal fees	4,992
Shareholder reporting expenses	29,392
Registration fees	40,990
Fee/expense recovery - Class A (Note 5)	26,616
Fee/expense recovery - Class B (Note 5)	2,211
Fee/expense recovery - Class C (Note 5)	210
Miscellaneous expenses (Notes 5 and 8)	656

Total expenses	973,554
Less expense offset(a)	(59,463)

Net expenses	914,091

Net investment income	3,105,653

REALIZED GAIN ON INVESTMENTS	130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,105,783

(a)	Represents minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund’s Prospectus.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008

FROM OPERATIONS:
Net investment income	$3,105,653	$9,210,804
Net realized gain on investments	130	9,982

Net increase in net assets resulting from operations	3,105,783	9,220,786

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,711,967)	(8,486,920)
Class B	(197,370)	(617,903)
Class C	(196,316)	(105,981)

Total distributions	(3,105,653)	(9,210,804)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from sale of shares	250,791,895	408,047,125
Net asset value of shares issued in connection with the reinvestment of distributions	2,999,339	8,974,222
Cost of shares redeemed	(222,722,259)	(417,758,428)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	31,068,975	(737,081)

Net increase (decrease) in net assets	31,069,105	(727,099)

NET ASSETS
Beginning of the period	239,455,220	240,182,319

End of the period	$270,524,325	$239,455,220

UNDISTRIBUTED NET INVESTMENT INCOME	$39,674	$39,544

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income from Investment Operations:		Less Distributions:

	Net asset value, beginning of the period	Net investment income	Total from investment operations	Dividends from net investment income	Total distributions

Class A
12/31/2008(a)	$1.00	$0.0113	$0.0113	$(0.0113)	$(0.0113)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
6/30/2004	1.00	0.0022	0.0022	(0.0022)	(0.0022)
Class B
12/31/2008(a)	1.00	0.0113	0.0113	(0.0113)	(0.0113)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
6/30/2004	1.00	0.0022	0.0022	(0.0022)	(0.0022)
Class C
12/31/2008(a)	1.00	0.0114	0.0114	(0.0114)	(0.0114)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
6/30/2004	1.00	0.0022	0.0022	(0.0022)	(0.0022)

(a)	For the six months ended December 31, 2008 (Unaudited).
(b)	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(c)	Computed on an annualized basis for period less than one year, if applicable.
(d)	Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund’s prospectus.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Gross expenses (%) (c)		Net expenses (%) (c)(d)(e)		Net investment income (%) (c)

$1.00	1.1	$226,733	0.66	(f)	0.66	(f)	2.24
1.00	3.8	219,428	0.68		0.63		3.76
1.00	4.8	221,143	0.71		0.67		4.69
1.00	3.6	233,270	0.82		0.82		3.45
1.00	1.3	294,440	1.02		1.02		1.24
1.00	0.2	338,217	0.94		0.94		0.21

1.00	1.1	18,028	0.67	(f)	0.67	(f)	2.25
1.00	3.8	15,478	0.68		0.63		3.76
1.00	4.8	17,127	0.71		0.67		4.69
1.00	3.6	20,425	0.82		0.82		3.45
1.00	1.3	22,475	1.02		1.02		1.24
1.00	0.2	27,803	0.94		0.94		0.21

1.00	1.2	25,763	0.63	(f)	0.63	(f)	2.36
1.00	3.8	4,549	0.68		0.63		3.76
1.00	4.8	1,913	0.71		0.67		4.69
1.00	3.6	2,121	0.82		0.82		3.45
1.00	1.3	1,782	1.02		1.02		1.24
1.00	0.2	2,526	0.94		0.94		0.21

(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(f)	Includes fee/expense recovery of 0.02%, 0.03% and 0.00% for Class A, B and C, respectively.

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

1.  Organization.  Natixis Cash Management Trust — Money Market Series (the “Fund”) is the only series of Natixis Cash Management Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A and Class C shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge if the shares exchanged were subject to a contingent deferred sales charge. For exchanges into the Fund, the holding period for determining the contingent deferred sales charge for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of Management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation.  The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

c.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d.  Federal Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Management has performed an analysis of the Fund’s tax positions taken on federal and state tax returns that remain subject to examination (tax years ended June 30, 2005 — 2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions, if any, are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the year ended June 30, 2008 distributions of $9,210,804 were paid to shareholders from ordinary income on a tax basis.

f.  Other.  The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of non-U.S. banks, non-U.S. branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008 (Unaudited)

h.  New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective July 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•

Level 2 – prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	269,768,734
Level 3 – Significant Unobservable Inputs	—

Total	$269,768,734

4.  Investment Transactions.  For the six months ended December 31, 2008, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $2,425,406,450 and $2,392,313,422, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $250 million	Next $250 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
0.35%	0.33%	0.31%	0.26%	0.25%	0.20%

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC (“Reich & Tang”). Payments to Natixis Advisors are reduced by the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Natixis Advisors has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses, exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until August 31, 2009 and will be re-evaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreement are 0.65% for Class A, Class B and Class C shares of the Fund.

For the six months ended December 31, 2008, the management fees and reductions of management fees for the Fund were as follows:

Gross Management Fee	Reduction of Management Fee	Net Management Fee	Percentage of Average Daily Net Assets
			Gross	Net
$480,856	$—	$480,856	0.35%	0.35%

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008 (Unaudited)

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limit, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts , Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to an annual fee of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors in their first twelve months of operations.

For the six months ended December 31, 2008, the Fund paid $68,749 to Natixis Advisors for administrative fees.

c.  Distribution Agreement.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, is the Fund’s distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d.  Sub-Transfer Agent Fees and Expenses.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Expense
Class A	Class B	Class C
$ 2,640	$195	$145

e.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the period ended December 31, 2008, net depreciation of $36,679 in the value of participants’ deferral accounts has been reclassified as miscellaneous expense on the Statement of Operations.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008 (Unaudited)

For the six months ended December 31, 2008, the Fund had no borrowings under this agreement.

On February 6, 2009, the Trustees approved the renewal of the committed line of credit provided by State Street Bank. Effective March 12, 2009, interest will be charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, will be accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

7.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

	Six Months Ended December 31, 2008	Year Ended June 30, 2008
Class A
Issued from the sale of shares	207,934,609	397,078,157
Issued in connection with the reinvestment of distributions	2,638,894	8,285,689
Redeemed	(203,269,537)	(407,087,495)

Net change	7,303,966	(1,723,649)

Class B
Issued from the sale of shares	7,033,010	5,875,170
Issued in connection with the reinvestment of distributions	189,218	592,378
Redeemed	(4,671,821)	(8,117,130)

Net change	2,550,407	(1,649,582)

Class C
Issued from the sale of shares	35,824,276	5,093,798
Issued in connection with the reinvestment of distributions	171,227	96,155
Redeemed	(14,780,901)	(2,553,803)

Net change	21,214,602	2,636,150

Increase (decrease) from capital share transactions	31,068,975	(737,081)

8.  U.S. Treasury Temporary Guarantee Program for Money Market Funds.  During the six months ended December 31, 2008, the Fund paid a percentage of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the United States Department of the Treasury (“U.S. Treasury”). The Fund paid $69,516 to participate in the program through April 30, 2009. As of December 31, 2008, the Fund expensed $31,883, which is reflected in the Statement of Operations under the caption “Miscellaneous”. This expense is not subject to the binding undertaking to limit operating expenses as described in Note 5.

Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program guarantees shareholders of the Fund $1.00 per share for the lesser of either the number of shares the investor held in the Fund on September 19, 2008 or the number of shares the investor held on the date the net asset value fell below $0.995. The Program applies only to shareholders of record on September 19, 2008 who maintain an account with the Fund from the close of business on that date through the date on which the Fund’s per share value falls below $0.995. Those shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The Program provided coverage for a period that was originally due to expire on December 18, 2008, unless extended by the Secretary of the U.S. Treasury. The Secretary of the U.S. Treasury extended the Program until April 30, 2009, and the Trustees decided to continue the Fund’s participation. For the initial three months of the Program, the Fund paid 0.01% based on its net assets as of September 19, 2008. For the coverage beginning on December 19, 2008, and extending through April 30, 2009, the Fund paid 0.015% based on its net assets as of September 19, 2008. The Secretary of the U.S. Treasury has authority to extend the Program through the close of business on September 18, 2009. If the Program is extended beyond April 30, 2009, the Trustees will consider whether to continue to participate and, if so, the Fund would be required to pay additional fees. There is no assurance the Fund will continue to participate in the Program.

As of the time of this report, assets available in the Program to support all participating money market funds are limited to $50 billion and payments under the Program are dependent on the availability of assets in the Program at the time a request for payment is made. Payments will be made on a first-come-first-serve basis.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-(2)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2).

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 26, 2009

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 26, 2009